INTANGIBLE ASSETS - Schedule of Intangible Assets by Operating Segment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 38,496	$ 36,072	$ 38,994
Private Equity [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	19,913	18,907
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16,909	15,682
Asset management
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,674	$ 1,483